Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Cash Flow from Operating Activities:
Net income	$ 422,122	$ 412,439	$ 391,371
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	162,772	140,776	159,614
Equity-based compensation expense	44,578	40,340	43,429
Deferred income taxes	(6,510)	12,485	(4,857)
Excess tax benefit from equity-based compensation	(3,925)	(366)	(181)
Gain on sale of investments			(9,172)
Loss from short-term interest-bearing investments	1,023	2,269	3,041
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	5,540	29,999	(106,551)
Prepaid expenses and other current assets	(1,769)	(86)	1,601
Other noncurrent assets	7,434	29,384	19,734
Accounts payable, accrued expenses and accrued personnel	73,949	(4,104)	60,200
Deferred revenue	(1,967)	(15,078)	(55,811)
Income taxes payable, net	1,106	(5,268)	14,305
Other noncurrent liabilities	4,905	27,757	(2,654)
Net cash provided by operating activities	709,258	670,547	514,069
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(111,569)	(106,724)	(122,053)
Proceeds from sale of short-term interest-bearing investments	379,484	311,677	440,145
Purchase of short-term interest-bearing investments	(389,800)	(386,876)	(337,989)
Net cash paid for acquisitions	(180,540)	(112,405)
Other	3,872	(2,801)	2,608
Net cash used in investing activities	(298,553)	(297,129)	(17,289)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	210,000	200,000	200,000
Payments under financing arrangements	(200,000)	(200,000)	(250,000)
Repurchase of shares	(372,014)	(367,061)	(484,608)
Proceeds from employee stock option exercises	128,125	213,430	86,674
Payments of dividends	(90,939)	(84,008)
Excess tax benefit from equity-based compensation	3,925	366	181
Other	(725)	(1,111)	(1,240)
Net cash used in financing activities	(321,628)	(238,384)	(448,993)
Net increase in cash and cash equivalents	89,077	135,034	47,787
Cash and cash equivalents at beginning of year	1,014,192	879,158	831,371
Cash and cash equivalents at end of year	1,103,269	1,014,192	879,158
Cash paid for:
Income taxes, net of refunds	59,216	38,441	36,909
Interest	$ 628	$ 468	$ 408